Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Assets [Abstract]
Prepaid rents	$ 19,774	$ 18,000
Deposits	26,151	27,906
Prepaid expense	15,289	37,699
Value-added tax	123,366
Less: allowance for uncollectible balances	(3,534)	(3,468)
Prepayments and other current assets; net	$ 181,046	$ 80,137